Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Loss for the period	€ (105,938)	€ (86,004)	€ (57,523)
Adjustments for the period:
Income taxes	3	2	2
Depreciation and amortization	1,749	2,899	1,334
Net gain from disposal of subsidiary	(4,339)	0	0
Net loss on disposal of leasehold improvements and equipment	82	0	0
Share-based payments	10,714	19,110	11,820
Finance income / (costs) - net	(726)	(2,117)	(6,509)
Total	(98,455)	(66,110)	(50,876)
Change in trade and other receivables	1,093	2,113	(2,369)
Change in financial assets	(851)	0	0
Change in inventories	100	(207)	(175)
Change in other assets and prepaid expenses	(2,737)	1,075	(2,274)
Change in trade, other payables, provisions and contract liabilities	(9,766)	(41,048)	(29,990)
Sub-total	(110,616)	(104,177)	(85,684)
Interest received	1,743	564	0
Paid interest	(1,393)	(1,277)	(905)
Paid income tax	(3)	(2)	(2)
Net cash used in operating activities	(110,269)	(104,892)	(86,591)
Cash flow from investing activities
Purchase of intangible assets	0	(37)	(1,654)
Purchase of leasehold improvements and equipment, including upfront payments for right-of-use assets	(3,729)	(659)	(2,196)
Cash received from the sale of financial assets	938	6,301	0
Cash paid for investments in financial assets	(34,246)	0	0
Cash received from sale of subsidiary	978	0	0
Net cash (used)/generated in investing activities	(36,059)	5,605	(3,850)
Cash flow from financing activities
Proceeds from issue of common shares, including exercise of share-based payment awards	235	95,907	124,460
Transaction costs related to issue of common shares	(35)	(6,037)	(7,412)
Proceeds from borrowings	0	0	17,500
Transaction costs related to borrowings	0	0	(311)
Repayment of lease liabilities	(491)	(733)	(564)
Repayment of borrowings	(5,929)	(580)	(92)
Net cash (used)/generated in financing activities	(6,220)	88,557	133,581
Exchange rate related changes of cash and cash equivalents	791	3,386	7,636
Net changes to cash and cash equivalents	(152,548)	(10,730)	43,140
Cash and cash equivalents at the beginning of the period	190,286	197,630	146,854
Cash and cash equivalents at the end of the period	€ 38,529	€ 190,286	€ 197,630